Significant Accounting Policies - Schedule of Movements in the Allowance for Credit Losses (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Balance as of January 1
Amounts charged to expenses	19,887
Balance as of December 31	¥ 19,887